CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($) $ in Thousands	Redeemable Noncontrolling Interest [Member]	Ordinary Shares Class A [Member]	Ordinary Shares Class V [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Stockholders Equitydeficit [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Mar. 31, 2022		$ 0		$ 3,328	$ 4,872	$ (644)	$ 7,556	$ 1,140	$ 8,696
Beginning balance, shares at Mar. 31, 2022		10,000
Other comprehensive loss						(705)	(705)	(121)	(826)
Stock-based compensation				3,805			3,805		3,805
Net income for the period					1,446		1,446	260	1,706
Net changes in net stockholders’ investment				88			88		88
Ending balance, value at Mar. 31, 2023	(0)	$ (0)	$ (0)	7,221	6,318	(1,349)	12,190	1,279	13,469
Ending balance, shares at Mar. 31, 2023		10,000
Transition period adjustment pursuant to ASC 326, net of tax					(190)		(190)	(33)	(223)
Adjusted Balance, value				7,221	6,128	(1,349)	12,000	1,246	13,246
Adjusted Balance, shares		10,000
Other comprehensive loss						(12)	(12)	(2)	(14)
Stock-based compensation				1,374			1,374		1,374
Net income for the period					421		421	73	494
Net changes in net stockholders’ investment				(10)			(10)		(10)
Ending balance, value at Jun. 30, 2023				8,585	6,549	(1,361)	13,773	1,317	15,090
Ending balance, shares at Jun. 30, 2023		10,000
Beginning balance, value at Mar. 31, 2023	(0)	$ (0)	$ (0)	7,221	6,318	(1,349)	12,190	1,279	13,469
Beginning balance, shares at Mar. 31, 2023		10,000
Transition period adjustment pursuant to ASC 326, net of tax					(190)		(190)	(33)	(223)
Adjusted Balance, value				7,221	6,128	(1,349)	12,000	1,246	13,246
Adjusted Balance, shares		10,000
Stock-based compensation				1,626			1,626		1,626
Net changes in net stockholders’ investment				(10)			(10)		(10)
Ending balance, value at Mar. 31, 2024	734	$ 2	$ 0		(11,668)	(574)	(12,240)	10,326	(1,914)
Ending balance, shares at Mar. 31, 2024		15,619,004	1
Net loss for the period prior to share exchange	0				(430)		(430)	(244)	(674)
Other comprehensive loss for the period prior to share exchange	0					(1)	(1)	(2)	(3)
Issuance of Class A ordinary shares with respect to share exchange agreement		$ 2		9,396			9,398	(9,396)	2
Issuance of Class A ordinary shares with respect to share exchange agreement, shares		21,337,000
Issuance of Class A ordinary shares in connection with private placement		$ 0		4,675			4,675		4,675
Issuance of Class A ordinary shares in connection with private placement, shares		1,940,958
Settlement of accounts payable through issuance of Class A ordinary shares		$ 0		78			78		78
Settlement of accounts payable through issuance of Class A ordinary shares, shares		54,074
Stock-based compensation		$ 0		12,746			12,746		12,746
Stock based compensation, shares		5,151,005
Net income for the period	10				(14,391)		(14,391)	(262)	(14,653)
Other comprehensive loss for the period post share exchange	(9)					(66)	(66)	(5)	(71)
Ending balance, value at Jun. 30, 2024	$ 735	$ 4	$ 0	$ 26,895	$ (26,489)	$ (641)	$ (231)	$ 417	$ 186
Ending balance, shares at Jun. 30, 2024		44,102,041	1